Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2020	Feb. 29, 2020 USD ($)	Feb. 28, 2019 USD ($)
Impairment of Long Lived Assets
Impairment charges		$ 0	$ 0
Goodwill
Impairment charges		0
Reverse Stock Split
Reverse stock split	0.20
Income Taxes
Unrecognized benefits		0	0
Additions, reductions, or settlements during the year for unrecognized benefits		$ 0	$ 0